Income tax - Summary of analysis of recognized deferred tax (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	£ (31,028)	£ (9,105)	£ (8,388)
Acquisition of subsidiary	(2,686)
Recognized in income	2,686
Intangible Asset [member]
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	(2,686)
Acquisition of subsidiary	(2,686)
Net Operating Losses [member]
Disclosure Of Analysis Of Recognized Deferred Tax [Line Items]
Deferred tax asset/(liabilities)	2,686
Recognized in income	£ 2,686